Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Option Activity Under 2011 Plan and 2020 Plan
The following is a summary of option activity under the 2011 Plan and the 2020 Plan:

	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (In Years)
Outstanding at December 31, 2020	3,596,444	$2.27	7.73
Granted	215,898	3.88	—
Exercised	(112,268)	0.70	—
Forfeited	(40,708)	0.38	—
Cancelled	—	—	—

Outstanding at December 31, 2021	3,659,366	2.43	6.99
Granted	869,887	1.00	—
Exercised	(21,854)	2.02	—
Forfeited	(113,030)	1.28	—
Cancelled	—	—	—

Outstanding at December 31, 2022	4,394,369	2.19	6.20

Exercisable at December 31, 2022	3,497,813	2.33	1.64

Schedule of Estimated Assumptions of Weighted-Average Fair Values of Options Granted
The weighted-average fair values of options granted in the years ended December 31, 2022 and 2021 were $0.64 and $2.24, per share, respectively, and were calculated using the following estimated assumptions:

	Year ended December 31,
	2022	2021
Weighted-average risk-free interest rate	2.17%	0.59%
Expected dividend yield	0.00%	0.00%
Expected volatility	84.88%	82.22%
Expected terms	4.39 years	3.97 years

Summary of Stock-Based Compensation Expense for Stock Options Granted to Employees and Non-Employees
The following table summarizes the stock-based compensation expense for stock options granted to employees and non-employees:

	Year ended December 31,
	2022	2021
Research and development	$120,671	$665,834
Selling, general and administrative	337,476	866,042

Total stock-based compensation expense	$458,147	$1,531,876